Business Combination - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended								1 Months Ended	12 Months Ended				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 I Bank	Dec. 31, 2011 I Bank	Apr. 01, 2013 I Bank	Apr. 01, 2012 I Bank	Apr. 01, 2013 I Bank Non-Credit Impaired Loans	Oct. 01, 2012 Community Group	Dec. 31, 2012 Community Group	Dec. 31, 2012 Community Group Non-Credit Impaired Loans	Dec. 31, 2012 Town Center Bank	Jul. 31, 2010 Town Center Bank	Dec. 31, 2012 Farmersville Bancshares, Inc.	Dec. 31, 2012 Town Center Bank and Farmersville Bancshares, Inc.	Dec. 31, 2010 Town Center Bank and Farmersville Bancshares, Inc.
Business Acquisition [Line Items]
Percentage of outstanding stock acquired (percent)								100.00%
Acquired loans, fair value										$ 113,531
Acquired loans			180,448	0	67,505				116,948	113,723	63,500		59,106					67,505
Contractual amount over fair value										(192)			412
Goodwill acquired			17,746	0	0	12,967			12,967		4,779	4,779
Acquisition related expenses	128	605	1,401	0	668	705						696						668
Pro forma net income						18,308	17,321
Pro forma revenue						82,966	75,669
Number of shares issue related to acquisition (shares)											182,221					192,688
Cash paid in the transaction			46,600	0	101				37,000		9,600							101
Share price per share (usd per share)											$ 20.31					$ 17.19
Acquired loans, fair value													58,694
Business acquisition contingent consideration liability			0	0	1,752									1,752	1,752			1,752
Business combination bargain purchase gain			$ 0	$ 0	$ 6,692												$ 6,692	$ 6,692